Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Line Items]
Contract receivable, due in next twelve months	$ 83,597,548
Contract receivable, due in year two	37,759,059
Contract receivable, due in year three	28,842,000
Contract receivable, due in year four	14,042,945
Long-term Debt	124,116,991	$ 278,987,204
MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt	27,000,000
Accrued Interest	$ 483,671
Equity Method Investment, Ownership Percentage	51.00%	51.00%
Percentage of outstanding Loan balance	49.00%
Joint Venture [Member] | MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Financial Guarantee [Member] | Spacegas Inc., Financial Power Inc. and MGC Aggressive Holdings Inc. [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt	$ 34,000,000
Accrued Interest	$ 524,262